Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Total property and equipment	$ 5,171,638	$ 5,191,840	$ 4,928,675
Accumulated depreciation	(3,509,710)	(3,440,267)	(3,550,726)
Property and equipment, net	1,661,928	$ 1,751,573	1,377,949
Minimum
Property and Equipment
Depreciable life of assets		2 years
Maximum
Property and Equipment
Depreciable life of assets		40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	$ 1,779,445	$ 1,837,503	1,980,808
Equipment leased to customers | Minimum
Property and Equipment
Depreciable life of assets	2 years	2 years
Equipment leased to customers | Maximum
Property and Equipment
Depreciable life of assets	5 years
EchoStar XV
Property and Equipment
Total property and equipment	$ 277,658	$ 277,658	277,658
Depreciable life of assets	15 years	15 years
EchoStar XVIII
Property and Equipment
Total property and equipment	$ 411,255	$ 411,255
Depreciable life of assets	15 years	15 years
Satellites acquired under finance lease agreements
Property and Equipment
Total property and equipment	$ 398,107	$ 398,107	499,819
Depreciable life of assets	15 years	15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	$ 1,934,783	$ 1,894,629	1,820,883
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Depreciable life of assets	2 years	2 years
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Depreciable life of assets	20 years
Buildings and improvements
Property and Equipment
Total property and equipment	$ 294,342	$ 289,421	289,244
Buildings and improvements | Minimum
Property and Equipment
Depreciable life of assets	5 years	5 years
Buildings and improvements | Maximum
Property and Equipment
Depreciable life of assets	40 years
Land
Property and Equipment
Total property and equipment	$ 13,186	$ 13,186	13,186
Construction in progress
Property and Equipment
Total property and equipment	$ 62,862	$ 70,081	$ 47,077